SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Accounting Policies [Abstract]
Net loss | $	$ (646,393)
Weighted average shares outstanding, basic and diluted (in shares) | shares	77,306,600
Basic and diluted net loss per ordinary share (in dollars per share) | $ / shares	$ 0.00